9. RECOVERABLE TAXES	12 Months Ended
Dec. 31, 2020
Recoverable Taxes
RECOVERABLE TAXES
9.	RECOVERABLE TAXES

The rollforward of recoverable taxes are set forth below:

	Note	12.31.19	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.20
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,635,663	570,056	(549,446)	(127,370)	240	39,832	1,568,975
(-) Impairment		(141,193)	(38,033)	3,022	21,483	-	-	(154,721)
PIS and COFINS	9.2
Recoverable PIS and COFINS		2,990,313	729,213	(594,483)	-	43,056	-	3,168,099
(-) Impairment		(16,922)	-	2,694	-	-	-	(14,228)
IPI	9.3
Recoverable IPI		848,865	2,319	(7,201)	(92,812)	57,357	-	808,528
(-) Impairment		(3,818)	(263)	2,097	-	-	-	(1,984)
INSS
Recoverable INSS		255,967	88,621	(7,663)	-	4,893	7	341,825
(-) Impairment		(102)	-	-	-	-	-	(102)
Other taxes
Other recoverable taxes		80,145	11,952	(901)	(38,277)	-	(30)	52,889
(-) Impairment		(5,639)	-	3,676	-	-	-	(1,963)
		5,643,279	1,363,865	(1,148,205)	(236,976)	105,546	39,809	5,767,318

Current		473,732						899,120
Non-current		5,169,547						4,868,198

	Note	12.31.19	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.20
Income taxes	9.4
Recoverable income taxes		430,778	58,007	(422,496)	-	4,341	37,098	107,728
(-) Impairment		(9,029)	-	-	-	-	-	(9,029)
		421,749	58,007	(422,496)	-	4,341	37,098	98,699

Current		152,486						43,840
Non-current		269,263						54,859

(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets. In the case of ICMS and VAT, transfers occur when the credits are sold to third parties and in the case of IPI, when the government acknowledges its obligation to pay the credit in cash to the Company.

	Note	12.31.18	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.19
ICMS and VAT	9.1
Recoverable ICMS and VAT		1,632,110	480,007	(282,246)	(192,076)	240	(2,372)	1,635,663
(-) Impairment		(140,970)	(79,896)	29,755	49,918	-	-	(141,193)
PIS and COFINS	9.2
Recoverable PIS and COFINS		946,399	2,276,859	(266,773)	-	33,828	-	2,990,313
(-) Impairment		(17,418)	(496)	992	-	-	-	(16,922)
IPI	9.3
Recoverable IPI		836,676	3,123	(3,310)	(31,199)	43,575	-	848,865
(-) Impairment		(13,562)	-	-	9,744	-	-	(3,818)
INSS
Recoverable INSS		307,897	11,905	(74,841)	-	11,004	2	255,967
(-) Impairment		(102)	-	-	-	-	-	(102)
Other taxes
Other recoverable taxes		155,779	29,321	(107,484)	-	-	2,529	80,145
(-) Impairment		(3,873)	(1,780)	2	-	-	12	(5,639)
		3,702,936	2,719,043	(703,905)	(163,613)	88,647	171	5,643,279

Current		560,389						473,732
Non-current		3,142,547						5,169,547

	Note	12.31.18	Additions	Compensations	Transfers (1)	Restatement	Exchange variation	12.31.19
Income taxes	9.4
Recoverable income taxes		522,758	92,270	(202,091)	1,027	17,326	(512)	430,778
(-) Impairment		(9,029)	-	-	-	-	-	(9,029)
		513,729	92,270	(202,091)	1,027	17,326	(512)	421,749

Current		506,483						152,486
Non-current		7,246						269,263

(1)	The transfers occur from Recoverable Taxes to Other Current Assets and Other Non-Current Assets. In the case of ICMS and VAT, transfers occur when the credits are sold to third parties and in the case of IPI, when the government acknowledges its obligation to pay the credit in cash to the Company.

9.1.	ICMS – Tax on Movement of Goods and Services and VAT – Value Added Taxes

As result of (i) export activity, (ii) tax benefits, (iii) sales in the domestic market subject to reduced rates; and (iv) acquisition of property, plant and equipment, the Company generates credits that are offset against debits arising from sales in the domestic market or transferred to third parties.

The Company has ICMS credit balances in the States of Paraná, Santa Catarina, Mato Grosso do Sul, Minas Gerais and Amazonas, which will be realized in the short and long term, based on the recoverability study reviewed and approved by the Management.

In other jurisdictions outside Brazil, value added taxes (VAT) are due in regular operations of the Company with goods and services.

9.2.	PIS and COFINS –Social Integration Plan and Contribution for Social Security Financing

The accumulated PIS and COFINS tax credits arise from credits on raw material purchases subsequently used in the production of exported products or products for which sale is not taxed, such as fresh meat and margarine. In 2020 the Company has also recognized and used extemporaneous credits on items as commercial and labor expenses. The realization of these credits usually occurs through the compensation with debits on sales of taxed products in the domestic market, with other federal taxes, and more recently with social security contributions, or even, if necessary, through refund or reimbursement requests.

In the years of 2018, 2019 and 2020 the Company received unappealable judicial decisions to four processes, granting the Company the right to exclude ICMS from the PIS and COFINS calculation basis. Such processes comprehend, besides BRF S.A., the subsidiaries Perdigão Agroindustrial S.A., Sadia S.A. and Avipal S.A. Avicultura e Agropecuária (later Eleva Alimentos S.A.), all incorporated by BRF S.A. The periods involved in the processes are from September 1992 until March 2017, date from which the Company began to exclude the ICMS from the PIS and COFINS calculation basis. The Company, supported by its consultants, obtained the fiscal files for the period and reconciled them with the accessory obligations, measuring the credits reliably through the ICMS presented in the invoices.

In the year of 2018, the court issued unappealable decision to the process filled by Perdigão Agroindustrial S.A., for which the amount of R$556,970 was recognized under Recoverable PIS and COFINS, being R$225,600 of principal recorded in Other Operating Income and R$331,370 of interests recorded in Financial Income. In the year of 2019, the court issued unappealable decisions to the processes filled by Sadia S.A. and BRF S.A., for which the amount of R$2,078,610 was recognized under Recoverable PIS and COFINS, being R$1,185,386 of principal recorded in Other Operating Income and R$893,224 of interests recorded in Financial Income.

On October 23, 2020 the Company received an unappealable judicial decision to a process filled by Eleva Alimentos S.A., for which the amount of R$99,065 was recognized under Recoverable PIS and COFINS, being R$40,086 of principal recorded in Other Operating Income and R$58,979 of interests recorded in Financial Income.

As of December 31, 2020, the updated balance of the processes above is R$2,818,391 (R$2,674,629 as of December 31, 2019). In the study prepared by the Management, its realization is estimated through offsetting with federal taxes or through reimbursement of the amounts as expected below:

PIS and COFINS
2021	479,225
2022	328,000
2023	537,000
2024	672,000
2025	377,847
2026	424,319
2,818,391

9.3.	IPI - Industrialized Product Tax

The Company recognized relevant tax assets as result of gains from lawsuits related to IPI, specially “crédito prêmio”. The balance referring to these assets on December 31, 2020 is R$860,820 (R$1,037,901 on December 31, 2019), of which R$805,001 (R$840,455 on December 31, 2019) is recorded as Recoverable Taxes and the remainder, referring to cases in which the government will reimburse in cash, is recorded as Other Current Assets, in the amount of R$40,370 (R$194,388 on December 31, 2019) and as Other Non-Current Assets, in the amount of R$15,449 (R$3,058 on December 31, 2019).

In the study prepared by the Management, its realization is estimated through the refund of the amounts as expected below:

IPI
2021	40,370
2022	15,449
2025	590,760
2026	214,241
860,820

9.4.	Income taxes

The accumulated income taxes credits arise, mostly, from withholding taxes on securities, interest and prepayments on of income tax and social contribution in Brazil. The realization occurs by offsetting with federal taxes and contributions.

9.5.	Realization of Brazilian federal tax credits

The Company received in cash, through refunds related to IPI credits, the amount of R$235,405 for the year ended December 31, 2020 (null for the year ended December 31, 2019).

Additionally, the Company used PIS, COFINS, IPI, IRPJ, CSLL, INSS and other tax credits to offset other federal taxes payable such as INSS and withholding Income Tax in the amount of R$863,604 for the year ended December 31, 2020 (R$529,273 for the year ended December 31, 2019), preserving its liquidity and optimizing its capital structure.